Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Accumulated impairment - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 2,888	$ 4,266	$ 3,023
Charge of the year	391	1,874	3,570
Unused amounts reversed	(892)	(1,371)	(661)
Used during the year	(1,129)	(173)	(100)
Exchange differences	(144)	(1,708)	(1,566)
Ending balance	$ 1,114	$ 2,888	$ 4,266